Loans and Allowance for Loan Losses - Schedule of Non-accrual and Accruing Past Due Loans, Segregated by Class of Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	$ 9,896	$ 10,030	$ 7,257
Accruing loans past due more than 90 days	40	278	752
Real Estate | Residential
Accounts Notes And Loans Receivable [Line Items]
Non-accrual		127	85
Accruing loans past due more than 90 days			183
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	986	1,008	1,944
Accruing loans past due more than 90 days			569
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	334	346	385
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	238	244	264
Real Estate | Residential
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	121	127
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	8,210	8,297	4,155
Accruing loans past due more than 90 days	40	278
Purchased Credit Impaired
Accounts Notes And Loans Receivable [Line Items]
Non-accrual	$ 7	$ 8	$ 424